Taxes - Components of Income Tax Expense (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jul. 09, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net Income (Loss) Before Income Taxes	$ (250,588)	$ 6,131	$ 10,624
Current
Federal	1,708
State and local	312
Current income tax expense (benefit)	2,020
Deferred
Federal	(4,603)
State and local	(921)
Deferred income tax expense (benefit)	(5,524)
Federal	(2,895)
State and local	(609)
Income tax benefit (expense)	$ (3,504)